Goldman Sachs Energy Infrastructure Fund Annual Fund Operating Expenses - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Energy Infrastructure Fund	Nov. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 30, 2027
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.28%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.46%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component3 Other Expenses	0.28%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	2.28%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	2.21%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.10%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.28%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.21%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.28%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.78%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.71%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.09%

[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.064% of the Fund’s average daily net assets. These arrangements will remain in effect through at least March 30, 2027, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.